Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Closing foreign exchange rate	1.31336	1.37665
Average foreign exchange rate	1.34361	1.38246